Related Party Transactions (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 17, 2019	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Line Items]
Notes receivable		$ 15,189	$ 15,189
Interest income		2,348	1,164	$ 1,079
Affiliated Entity [Member]
Related Party Transactions [Line Items]
Term loan agreement	$ 15,000
Fixed interest rate	5.00%
Interest income		800	800	$ 800
Interest receivable		15,000	15,000
Notes receivable		$ 200	$ 200